Collateral for crude oil exploration concession agreements - Additional Information (Detail) - Exploration and evaluation assets [member] $ in Millions	Dec. 31, 2017 USD ($)
Disclosure Of Collateral [Line Items]
Collateral for crude oil exploration concession agreements, amount	$ 2,205
Collateral for crude oil exploration concession agreements, amount still in force	878
Crude Oil Reserves [member]
Disclosure Of Collateral [Line Items]
Amount pledged on collateral	806
Bank Guarantees [member]
Disclosure Of Collateral [Line Items]
Amount pledged on collateral	$ 72